Statements of Stockholders and Members Equity (Deficit) - USD ($)	Total	Class A Common	Class B Common	Series 1 Preferred	Series 1a Preferred	Series 1a Warrants	Series 1b Preferred	Series 1c Preferred	Retained Earnings (Accumulated Deficit)	Series 1d Preferred	Common Stock	Preferred Stock	Additional Paid-In Capital	Preferred Stock Warrants
Balance, Shares at Dec. 31, 2019		508,777	1,761,908	6,906,244	5,000,000	1,437,978	6,500,000	44,767,474
Balance, Amount at Dec. 31, 2019	$ (210,159)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,361,331	$ 723,431	$ 4,119,595	$ 6,241,592	$ (24,843,268)
Class B Common Units Issued, Shares			2,439
Class B Common Units Issued, Amount	(1,000,000)
Series 1c Preferred Units Issued, Shares								1,785,714
Series 1c Preferred Units Issued, Amount	250,000							$ 250,000
Exercise Of Series 1a Preferred Warrant Units, Shares					18,750	(18,750)
Exercise Of Series 1a Preferred Warrant Units, Amount	18,750				$ 18,750
Net Loss	(3,236,530)								(3,236,530)
Balance, Shares at Dec. 31, 2020		508,777	1,767,477	6,906,244	5,018,750	1,419,228	6,500,000	46,553,188
Balance, Amount at Dec. 31, 2020	(3,177,939)	$ 10,430	$ 2,342,853	$ 6,833,877	$ 4,380,081	$ 723,431	$ 4,119,595	$ 6,491,592	(28,079,798)
Net Loss	(7,902,477)								(7,902,477)
Series 1d Preferred Units Issued, Shares										6,065,989
Series 1d Preferred Units Issued, Amount	5,034,801									$ 5,034,801
Class B Common Units Forfeited, Shares			(22,494)
Class B Common Units Forfeited, Amount	0
Conversion Of Common Units To Common Stock, Shares		(508,777)	(1,744,983)								1,911,009
Conversion Of Common Units To Common Stock, Amount	0	$ (10,430)	$ (2,342,853)								$ 191
Conversion Of Preferred Units To Preferred Stock, Shares				(6,906,244)	(5,018,750)		(6,500,000)	(46,553,188)		(6,065,989)		71,044,171
Conversion Of Preferred Units To Preferred Stock, Amount	0			$ (6,833,877)	$ (4,380,081)		$ (4,119,595)	$ (6,491,592)		$ (5,034,801)		$ 7,104	$ 26,852,842
Conversion Of Warrant Units To Preferred Stock, Shares						(1,419,228)								1,419,228
Conversion Of Warrant Units To Preferred Stock, Amount	0					$ (723,431)							723,289	$ 723,431
Redemption Of Series 1c Preferred Shares, Shares												(5,221,156)
Redemption Of Series 1c Preferred Shares, Amount	(1,000,000)											$ (522)	(999,478)
Conversion Of Preferred Stock To Common Stock, Shares											3,813,973	(65,823,015)
Conversion Of Preferred Stock To Common Stock, Amount	0										$ 381	$ (6,582)	6,200
Conversion Of Preferred Stock Warrants To Common Stock Warrants, Shares														(1,419,228)
Conversion Of Preferred Stock Warrants To Common Stock Warrants, Amount	0												142	$ (142)
Conversion Of Convertible Debt To Common Stock, Shares											32,219
Conversion Of Convertible Debt To Common Stock, Amount	180,434										$ 3		180,430
Issuance Of Common Stock And Warrants, Net Issuance Costs, Shares											2,571,428
Issuance Of Common Stock And Warrants, Net Issuance Costs, Amount	15,385,563										$ 257		15,385,306
Stock-based Compensation	1,586,722												1,586,722
Balance, Shares at Dec. 31, 2021											8,328,629
Balance, Amount at Dec. 31, 2021	$ 10,107,104								$ (35,982,275)		$ 833		$ 46,088,546